Segmented Information (Goodwill, Property, Plant And Equipment And Total Assets By Geographic Region) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting, Asset Reconciling Item [Line Items]
Goodwill	$ 1,644	$ 1,725
Property, Plant and Equipment	10,035	9,751
Total Assets	17,648	18,700
Canada [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Goodwill	1,171	1,252
Property, Plant and Equipment	4,772	5,186
Total Assets	10,434	12,041
United States [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Goodwill	473	473
Property, Plant and Equipment	5,263	4,565
Total Assets	6,996	6,639
Other [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total Assets	$ 218	$ 20